787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

VIA EDGAR CORRESPONDENCE

April 17, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Sanford C. Bernstein Fund, Inc.
Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
Securities Act File No. 33-21844
Investment Company Act File No. 811-05555

Ladies and Gentlemen:

On behalf of Sanford C. Bernstein Fund, Inc. (the “Fund”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No.65 to the Fund’s Registration Statement under the 1933 Act and Amendment No. 66 to the Fund’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”). The Amendment is being filed on behalf of AB Intermediate New York Municipal Portfolio, AB Intermediate California Municipal Portfolio and AB Intermediate Diversified Municipal Portfolio, each a series of the Fund (the “Portfolios”).

The Amendment is being filed to register Advisor Class shares of each of the Portfolios. The only changes made in the Amendment to the Portfolios’ current prospectus and Statement of Additional Information are to add disclosure regarding Advisor Class shares to the fee table and expense example and to add disclosure about the characteristics of Advisor Class shares, including the eligibility considerations for the class. The disclosure regarding Advisor Class shares in the Amendment is substantially identical to the disclosure regarding that class in Post-Effective Amendment No. 51 of AB Global Bond Fund, Inc., which was filed on January 30, 2015 and became effective automatically on January 30, 2015. The disclosure other than that regarding Advisor Class shares in the Amendment is substantially identical to the disclosure regarding the Portfolios in Post-Effective Amendment No. 63 of the Fund, which was filed on January 29, 2015 and became effective automatically on January 29, 2015. Accordingly, on behalf of the Fund, we hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on the sixtieth day after the filing pursuant to Rule 485(a)(1) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8992.

NEW YORK     WASHINGTON     PARIS     LONDON     MILAN     ROME     FRANKFURT     BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Securities and Exchange Commission

April 17, 2015

Very truly yours,

/s/ Jessica A. Herlihy
Jessica A. Herlihy

Enclosures

cc:	Nancy E. Hay, AllianceBernstein L.P.
P. Jay Spinola, Willkie Farr & Gallagher LLP

2